Summary of Significant Accounting Policies (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 30, 2024 $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Federal depository insurance coverage (in Dollars)		$ 250,000		$ 250,000
Other offering costs		9,900,000		9,900,000		$ 6,000,000	$ 0
Stock Issued During Period, Shares, Purchase of Assets | shares	50,000,000
Per public share (in Dollars per share) | $ / shares	$ 0.99
Updated Share Price | $ / shares	$ 1.26
Operating Expenses		$ 152,594,000	$ 1,298,000	$ 154,258,000	$ 3,914,000	4,690,000	$ 3,261,000
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				srt:ChiefExecutiveOfficerMember
Number of Reportable Segments | segment				1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description				The CODM assesses performance and decides how to allocate resources based on net loss. Net loss is used to monitor budget versus actual results. The measure of segment net loss and segment expenses is reported on the condensed consolidated statements of operations and comprehensive loss.
Business Combination Related To Total Costs Deferred And Capitalized						$ 6,000,000
Impairment of Long-Lived Assets to be Disposed of				$ 0
Number of operating segments | segment				1
Accounting Standards Update 2023-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2024		Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true		true
Accounting Standards Update 2023-08 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2025		Jan. 01, 2025
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		false		false
Lifecore Master Services Agreement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Expenses				$ 900,000
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, Plant and Equipment, Useful Life		5 years		5 years
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, Plant and Equipment, Useful Life		7 years		7 years